Accounting estimates and judgments (Details) - EUR (€)	Sep. 30, 2026	Dec. 31, 2025
Common Domain Members [Abstract]
Compound average revenue growth rate for forecast period	220.00%	180.00%
Change in Pre Tax Discount Rate Required for Carrying Amount To Equal Recoverable Amount Percentage	0.60%
Change in long term growth rate required for carrying amount to equal recoverable amount percentage	(0.60%)
Change in compound revenue growth rate required for carrying amount to equal recoverable amount percentage	(1.60%)
Percentage of fixed borrowings through fixed-interest -rate debt and interest rate swaps	66.00%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 468.1	€ 529
Discount rate applied to cash flow projections	900.00%	880.00%
Growth rate used to extrapolate cash flow projections	200.00%	200.00%